Restructuring charges (Tables)	6 Months Ended
Jun. 30, 2011
Restructuring Charges	Restructuring charges recognized during the six months ended June 30, 2011 comprise:
	Six Months Ended
	June 30,	June 30,
	2011	2010
	(in thousands)

Restructuring charges	$5,002	$-

Details of the movement in restructuring provisions recognised
Details of the movement in restructuring provisions recognised during the six months ended June 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(2,491)	(95)	(2,586)
P,P&E write-off	-	(29)	(29)
Foreign exchange movement	(1)	(8)	(9)

Closing provision	$1,464	$914	$2,378